Convertible Notes Payable - Additional Information (Details) - USD ($)	1 Months Ended		3 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Jul. 31, 2019	Mar. 31, 2023	Jul. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 01, 2022	Jan. 31, 2021
Short-Term Debt [Line Items]
Principal amount						$ 8,010,000
Maturity date		Dec. 31, 2021
Interest rate									0.98%
Proceeds from convertible debt						7,369,000
Interest expense			$ 5,147		$ 6,967	827,539
Debt discount						3,300,000
Amortization of debt discount						596,953
Warrant description							In connection with each of the 2021 Convertible Notes, the Company issued each holder warrants (the 2021 Warrants) to acquire additional shares of common stock of the Company. Each holder of a 2021 Convertible Note received a warrant to purchase that number of shares of common stock as determined by multiplying the number of Equity Financing Shares which are issuable upon conversion of the holder’s Convertible Note by 50%, at an exercise price equal to the conversion price per share used in the conversion of the Convertible Note.
Convertible notes outstanding						0
Proceeds from equity financing						5,000,000
Debt conversion, original debt, amount						240,000
Share converted	1,375,228
Gain (loss) on extinguishment of debt						$ 2,322,943
Common shares upon exercise of warrants, Shares	686,489
Warrants exercise price, per share	$ 6							$ 6.25
Class of warrants exercised						4,504
2020 warrants
Short-Term Debt [Line Items]
Principal amount							$ 65,660
Percentage of issuable upon conversion of exercise price							$ 50
Gain (loss) on extinguishment of debt						$ (2,300,000)
2021 warrants
Short-Term Debt [Line Items]
Principal amount						$ 320,460
Percentage of issuable upon conversion of exercise price						$ 50
2019 Promissory Note
Short-Term Debt [Line Items]
Principal amount		$ 10,000		$ 10,000
Interest rate		8.00%		8.00%
Proceeds from convertible debt		$ 5,000,000
Percentage of the conversion price		65.00%		65.00%
Interest expense					0	$ 607
Debt discount and value of embedded put feature				$ 1,000
Debt discount					0
Amortization of debt discount					0	310
2020 Promissory Note
Short-Term Debt [Line Items]
Principal amount							$ 610,000
Maturity date							May 31, 2022
Interest rate							6.00%
Percentage of the conversion price							75.00%
Interest expense						27,375	$ 11,523
Debt discount					0	0
Amortization of debt discount						83,608
Minimum gross proceeds from equity financing required for conversion of debt							$ 5,000,000
Percentage of voting power defining change of control							50.00%
Debt discount and derivative liability at the issuance date							$ 131,000
Warrant description							In connection with each of the 2020 Convertible Notes, the Company issued each holder warrants (the 2020 Warrants) to acquire additional shares of common stock of the Company. Each holder of a 2020 Convertible Note received a warrant to purchase that number of shares of common stock as determined by multiplying the number of Equity Financing Shares which are issuable upon conversion of the holder’s Convertible Note by 50%, at an exercise price equal to the conversion price per share used in the conversion of the Convertible Note.
2020 Promissory Note | Related Party
Short-Term Debt [Line Items]
Principal amount							$ 110,000
2021 Promissory Note
Short-Term Debt [Line Items]
Principal amount						$ 7,390,000
Interest rate						6.00%
Percentage of the conversion price						75.00%
Interest expense						$ 199,049	$ 0
Amortization of debt discount					$ 0	513,035
Debt discount and derivative liability at the issuance date						2,821,000
Convertible promissory notes to related parties						1,863,300
Convertible promissory notes to settle loan						21,000
Proceeds from equity financing						$ 5,000,000